Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Summary of Changes and Balances of Current and Long-term Portions in Asset Retirement Obligations

The following tables summarize the changes and the balances of current and long-term portions in the Company’s asset retirement obligations during the periods (in thousands):

	As of December 31,
	2013	2012
Asset retirement obligations at January 1	$24,832	$-
Property acquisition	-	23,785
Revisions in estimated liabilities	(6,466)	-
Accretion	2,235	1,047
Asset retirement obligations at December 31	$20,601	$24,832

	As of December 31,
	2013	2012
Asset retirement obligations, current portion	$12,479	$-
Asset retirement obligations, long-term portion	8,122	24,832
	$20,601	$24,832